Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Feb. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	2.50%		3.00%
Minimum leverage Ratio	3.00%
Minimum TLAC ratio	21.50%
Minimum TLAC leverage ratio	6.75%
Normal Course Issuer Bid [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Normal course issuer bid expiration date		Dec. 12, 2022
Shares repurchased during the period shares		1,800,000
Shares repurchased weighted average price		$ 74.43
Shares repurchased during the period value		$ 134
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	2.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge	1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio	10.50%
Tier 1 capital ratio	12.00%
Total capital ratio	14.00%
Non Cumulative Rate Reset Class A Preferred Shares Series 47 [member] | January 31, 2028 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowins adjustment to dividend payable basis	January 31, 2023
Dividend rate	5.878%
Dividend payable expiration period	5 years